SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:- SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary Shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In January 2019, the Company’s shareholders approved the sale of 545,454 Ordinary shares to the then controlling shareholder at a price per share of $2.75, approximately $1,500 in the aggregate.

In January 2020, the Company completed an underwritten public offering of 4,819,052 Ordinary shares at a price of $5.25 per share, for a total consideration of $25,300. Offering costs amounted to approximately $1,800.

In March 2021, the Company completed an underwritten public offering of 5,175,000 Ordinary shares at a price of $11.50 per share, for a total consideration of $59,512. Offering costs amounted to $3,575

b.	Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the plan in 2018, the Company's Board of Directors had extended the plan to 10 additional years.

Generally, under the terms of the Plan, unless determined otherwise by the administrator of the Plans, 25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

In addition, options granted under the Plan granted at the average closing price of our Ordinary shares as quoted on NASDAQ during the 30 business days prior to the date the option is granted.

For our US employees, the exercise price is the higher of (a) the average closing price of our Shares as quoted on NASDAQ during the 30 business days prior to the date the option is granted, and (b) the closing price as quoted on NASDAQ on the last trading day preceding the date the option is granted.

These options will be exercisable for 48 months following the date of vesting.

In November 2021, the Company's Board of Directors adopted the "2021 Equity Incentive Plan" (the "2021 Plan"), as amended on December 30, 2021. The 2021 Plan authorized the grant of options to purchase Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Awards granted under the plan may be option, restricted shares and restricted share unit.

As of December 31, 2021, options to purchase 1,583,450 Ordinary shares are available for future grant under the two above mention Plans.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,290,162	3.57	7.91	8,768
Granted	1,785,000	12.60	-	-
Exercised	(665,822)	2.78	-	-
Forfeited	(85,638)	7.93	-	-

Outstanding at the end of the period	4,323,702	7.33	7.99	14,584

Exercisable	1,625,505	$3.27	9.03	$9,903

Aggregate intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on December 31, 2021. This amount changes based on the fair market value of the Company’s Ordinary shares.

The total intrinsic value of options exercised during the years ended December 31, 2021, 2020 and 2019 was $4,418, $4,596, and $1,192, respectively.

The weighted average grant date fair value of options granted to employees and directors during the years ended December 31, 2021, 2020, and 2019, was $4.79, $2.46 and $2.25, respectively.

As of December 31, 2021, unrecognized compensation expenses related to employees and directors stock options to be recognized over a weighted average time of approximately 4 years is approximately $8,811.

The share-based compensation expense by line item in the accompanying Consolidated Statements of Operations is summarized as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$477	$256	$134
Research and development	$696	$393	$243
Marketing and selling	$195	$22	$57
General and administrative	$1,654	$765	$714
	$3,022	$1,436	$1,148